S-K 1602, SPAC Registered Offerings	Jun. 03, 2026
SPAC Offering Forepart [Line Items]
SPAC Offering Forepart, De-SPAC Consummation Timeframe Description [Text Block]
We estimate that, immediately after the Closing, assuming none of the RAAQ Public Shareholders exercise their redemption rights, (i) the existing shareholders of IQM will own 81.1% of the issued and outstanding IQM Shares (including through ownership of IQM ADSs), representing 81.1% of the total voting power of the IQM Shares that will be outstanding following the Closing; (ii) RAAQ Public Shareholders will own 9.0% of the issued and outstanding IQM Shares (including through their ownership of IQM ADSs), representing 9.0% of the total voting power of the IQM Shares that will be outstanding following the Closing, (iii) the RAAQ Insiders will own 2.3% of the issued and outstanding IQM Shares (including through ownership of IQM ADSs), representing 2.3% of the total voting power of the IQM Shares that will be outstanding following the Closing and (iv) the PIPE Investors will own 7.6% of the issued and outstanding IQM Shares (including through their ownership of IQM ADSs), representing 7.6% of the total voting power of the IQM Shares that will be outstanding following the Closing.

SPAC Offering Forepart, Security Holders Have the Opportunity to Redeem Securities [Flag]	true
SPAC Offering Prospectus Summary [Line Items]
De-SPAC Consummation Timeframe, Limitations on Extensions [Text Block]	None of RAAQ’s officers or directors will indemnify RAAQ for claims by third parties including, without limitation, claims by vendors and prospective target businesses.
De-SPAC Consummation Timeframe, Extension Failure, Consequences to Sponsor [Text Block]	If it is unable to complete its initial business combination by that date (or such later date as its shareholders may approve in accordance with the Cayman Constitutional Documents), RAAQ will as promptly as reasonably possible, but not more than ten business days thereafter (and subject to lawfully available funds therefor), redeem the RAAQ Public Shares at a per-share
price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the funds held in the Trust Account (which interest shall be net of amounts not previously released to RAAQ for permitted withdrawals and up to $100,000 of interest to pay liquidation expenses), divided by the number of the RAAQ Public Shares, which redemption will completely extinguish the RAAQ Public Shareholders’ rights as shareholders (including the right to receive further liquidating distributions, if any), subject to our obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law.
De-SPAC Consummation Timeframe Extension, Security Holders Voting or Redemption Rights [Flag]	true
SPAC Prospectus Summary, Sponsor Compensation [Table Text Block]

Entity/Individual	Amount of Compensation Received or to be Received or Securities Issued or to be Issued	Consideration

RAAQ Sponsor LLC	4,240,000 IQM ADSs upon the conversion of 4,240,000 RAAQ Class B Ordinary Shares following the Sponsor Forfeiture.	$25,000.

RAAQ Sponsor LLC	3,750,000 IQM Warrants upon the conversion of 3,750,000 Private Placement Warrants.	$3,750,000.

Independent directors	75,000 IQM ADSs upon the conversion of 75,000 RAAQ Class B Ordinary Shares.	$300.

Advisors	60,000 IQM ADSs upon the conversion of 60,000 RAAQ Class B Ordinary Shares.	$240 (approximately $0.004 per RAAQ Class B Ordinary Share).

RAAQ Sponsor LLC, Officers, Directors, or their respective affiliates	Reimbursement for any out-of-pocket expenses related to identifying, investigating, negotiating and completing an initial business combination.	Expenses incurred in connection with identifying, investigating, negotiating and completing an initial business combination.